Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Consideration paid and the provisional fair value of the assets acquired and liabilities

Assets:
Current assets	$751,706
Property, plant and equipment	1,223,448
Goodwill	1,922,277
Intangible and other long-term assets	370,377

Liabilities:
Current liabilities	236,986
Deferred income taxes	435,904
Other long-term liabilities	4,125

Net assets acquired	$3,590,793